Finance income and costs - Summary Of Finance Income (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Finance income and costs
Interest on term deposits	₽ 8,365	₽ 19,348	₽ 27,356	₽ 45,421
Interest accrued on loan issued to equity-accounted investee	66		66
Other finance income	181	137	348	271
Total finance income	₽ 8,612	₽ 19,485	₽ 27,770	₽ 45,692